United States
                                        Securities and Exchange Commission
                                               Washington, DC 20549

                                               Form 13F
                                               From 13F Cover Page

Report for the Calendar Year or Quarter Ended: 6/30/2006

Check here if Amendment  [X];Amendment #:  1
This Amendment (Check only one.):       [ X ] is a restatement
                                        [  ] addes new holdings entries

Insitutional Investment Manager Filing this Report:

Name:                                   KRA Capital Management, Inc.
Address:                                4041 University Drive, Suite 200
                                        Fairfax, Virginia 22030

Form 13F File Number: 028-06595

The insitutional investment manager filing this report and the person by whom it is signed hereby respresents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules,lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                                   Nitin M. Chittal
Title:                                  Chief Compliance Officer, Principal
Phone:                                  703-691-7810

Signature, Place, and Date of Signing:

                                        Nitin M. Chittal, Fairfa 5/13/2008
                                        [Signature] [City, State] [Date]


Report Type (Check only one.):

[ x ] 13F HOLDINGS  REPORT.
[  ] 13F NOTICE.
[  ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      35

Form 13F Information Table Value Total: 484,167(x $1000)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all Insitutional investment managers with respect to which this report is filed othr than the manager filing this report.

                                               FORM 13F INFORMATION TABLE

                                                         VALUE  SHRS OR   SH/   PUT INVESTMENT    OTHER      VOTING AUTHORITY
ISSUER                                   CLASS   CUSIP  (X$1000) PRN AMT  PRN  CALL DISCRETION  MANAGERS  SOLE    SHARES    NONE
MARRIOTT INTL INC NEW                      C   57190320   $7,752    203350SH           SOLE                                203350
STARWOOD HOTELS&RESORTS WRLD               C   85590A401 $21,575    357565SH           SOLE                                357565
WEINGARTEN RLTY INVS                       C   94874110      $40      1050SH           SOLE                                  1050
DEVELOPERS DIVERSIFIED RLTY                C   25159110      $52      1000SH           SOLE                                  1000
AMB PPTY CORP                              C   00163T10  $13,660    270220SH           SOLE                                270220
ARCHSTONE-SMITH TR                         C   39583109  $27,337    537395SH           SOLE                                537395
AVALONBAY CMNTYS INC                       C   5348410   $28,810    260440SH           SOLE                                260440
BOSTON PPTYS INC                           C   10112110  $30,387    336142SH           SOLE                                336142
BRE PPTYS INC                              C   5.56E+13  $11,279    205075SH           SOLE                                205075
CAMDEN PPTY TR                             C   13313110   $6,199     84280SH           SOLE                                 84280
CARRAMERICA RLTY CORP                      C   14441810      $34       755SH           SOLE                                   755
EQUITY LIFESTYLE PPTYS INC                 C   29472R10  $13,121    299356SH           SOLE                                299356
EQUITY RESIDENTIAL                         C   29476L10   $4,692    104900SH           SOLE                                104900
ESSEX PPTY TR                              C   29717810   $6,041     54100SH           SOLE                                 54100
FEDERAL RLTY INVT TR                       C   31374720  $17,254    246480SH           SOLE                                246480
FOREST CITY ENTERPRISES INC                C   34555010   $3,732     74770SH           SOLE                                 74770
HOST MARRIOTT CORP NEW                     C   44107P10  $35,427   1619890SH           SOLE                               1619890
KILROY RLTY CORP                           C   49427F10   $3,836     53100SH           SOLE                                 53100
LASALLE HOTEL PPTYS                        C   51794210  $13,464    290800SH           SOLE                                290800
MACERICH CO                                C   55438210  $12,419    176905SH           SOLE                                176905
MACK CALI RLTY CORP                        C   55448910   $4,555     99200SH           SOLE                                 99200
PAN PAC RETAIL PPTYS INC                   C   69806L10  $16,453    237180SH           SOLE                                237180
PROLOGIS TR                                C   74341010  $25,945    497793SH           SOLE                                497793
PS BUSINESS PKS INC CALIF                  C   69360J10   $6,673    113100SH           SOLE                                113100
PUBLIC STORAGE INC                         C   74460D10  $26,663    351295SH           SOLE                                351295
REGENCY CTRS CORP                          C   75884910  $19,898    320163SH           SOLE                                320163
SIMON PPTY GROUP INC NEW                   C   82880610  $33,050    398481SH           SOLE                                398481
SL GREEN RLTY CORP                         C   78440X10  $21,943    200450SH           SOLE                                200450
SUNSTONE HOTEL INVS INC NEW                C   86789210   $2,467     84900SH           SOLE                                 84900
TAUBMAN CTRS INC                           C   87666410  $17,223    421090SH           SOLE                                421090
VORNADO RLTY TR                            C   92904210  $18,447    189100SH           SOLE                                189100
BROOKFIELD PPTYS CORP                      C   11290010   $4,478    139200SH           SOLE                                139200
GENERAL GROWTH PPTYS INC                   C   37002110   $6,637    147295SH           SOLE                                147295
MAGUIRE PPTYS INC                          C   55977510   $4,824    137150SH           SOLE                                137150
TRIZEC PPTYS INC                           C   89687P10  $17,801    621530SH           SOLE                                621530




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